UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR
             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

             Investment Company Act file number       817-00841
                                                --------------------

                            BMO Partners Fund, L.P.
 ----------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              360 Madison Avenue, 20th Floor, New York, NY 10017
 ----------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


 ----------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 212-661-2640
                                                           ------------

                  Date of fiscal year end: December 31, 2003
                                           -----------------

                  Date of reporting period: December 31, 2003
                                            -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Stockholders.

                            BMO PARTNERS FUND, L.P.

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                               DECEMBER 31, 2003

                            BMO PARTNERS FUND, L.P.





                                   CONTENTS


                                                             Page
                                                             ----

Independent Auditors' Report                                  1

Financial Statements and Notes
  Statement of Assets and Liabilities                         2
  Schedule of Investments in Securities                     3 - 6
  Statement of Operations                                     7
  Statements of Changes in Net Assets                         8
  Notes to Financial Statements                             9 - 12

Financial Highlights                                       13 - 14

                         INDEPENDENT AUDITORS' REPORT



To the Partners and Board of Directors
BMO Partners Fund, L.P.:


We have audited the accompanying statement of assets and liabilities of BMO Partners Fund, L.P., including the schedule of investments in securities, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BMO Partners Fund, L.P. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




New York, New York
February 10, 2004

                            BMO PARTNERS FUND, L.P.

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2003

Assets
  Investments in securities, at fair value (cost $14,922,819).....................  $   28,153,833
  Cash equivalents................................................................       2,143,110
  Dividends and interest receivable...............................................          60,577
                                                                                    --------------

    Total assets..................................................................      30,357,520
                                                                                    --------------

Liabilities
  Accrued liabilities.............................................................         147,136
                                                                                    --------------

    Total liabilities.............................................................         147,136
                                                                                    --------------

Net assets                                                                          $   30,210,384
                                                                                    ==============

Analysis of Net Assets:
  Partners' capital contributions and withdrawals, net............................  $    6,488,632
  Accumulated net investment income and net realized gain on investments..........      10,490,738
  Accumulated net unrealized appreciation.........................................      13,231,014
                                                                                    --------------

  Net assets (equivalent to $9.95 per unit based on 3,036,127 units outstanding)..  $   30,210,384
                                                                                    ==============











  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES

                               DECEMBER 31, 2003

                                                       Principal
                                                       Amount or                Fair
                                                         Shares                 Value
                                                     ----------------     ----------------
Securities by industry
Common stocks (91.78%) (a)
  Energy (10.58%)
    Oil and gas
      Burlington Resources Inc..............               27,142         $    1,503,124
      Kerr-McGee Corp.......................               18,700                869,363
      Noble Drilling Corp...................               23,000                822,940
                                                                          --------------

                                                                               3,195,427
                                                                          --------------

  Industrials (30.67%)
    Construction
      Fluor Corp............................                7,800                309,192

    Electrical equipment
      Comcast Corp., Class `A'..............               13,600                445,944
      Dover Corp............................               18,000                715,500
      Emerson Electric Company..............               15,500              1,003,625
      Flextronics International Ltd.........               35,500                525,400
      Garmin Ltd............................                5,700                310,536
      Hubbell Inc., Class `B'...............               16,700                736,470
      Molex Incorporated....................               39,118              1,146,549
      Rayovac Corp..........................               17,600                368,720











  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2003

                                                       Principal
                                                       Amount or                Fair
                                                         Shares                 Value
                                                     ----------------     ----------------
Securities by industry (continued)
Common stocks (91.78%) (a) (continued)
  Industrials (30.67%) (continued)
    Industrial Conglomerates
      Cabot Corp................................            8,300                264,272
      General Electric Company..................           20,820                645,004
      Roper Industries Inc......................           30,390              1,497,011
      Tyco International Ltd....................           22,960                608,440

    Road and rail
      Union Pacific Corp........................            9,900                687,852
                                                                          --------------

                                                                               9,264,515
                                                                          --------------
  Consumer discretionary (5.72%)
    Media
      Liberty Media Corp........................           87,940              1,045,607
      Scholastic Corp...........................           20,060                682,842
                                                                          --------------

                                                                               1,728,449
                                                                          --------------
  Healthcare (16.11%)
    Pharmaceuticals
      Abbott Laboratories.......................           22,720              1,058,752
      Baxter International......................           36,000              1,098,720
      Johnson & Johnson.........................           24,000              1,239,840
      Pfizer Inc................................           29,550              1,044,002
      Vertex Pharmaceuticals, Inc...............           41,000                424,350
                                                                          --------------

                                                                               4,865,664
                                                                          --------------





  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2003

                                                       Principal
                                                       Amount or                Fair
                                                         Shares                 Value
                                                     ----------------     ----------------
Securities by industry (continued)
Common stocks (91.78%) (a) (continued)
  Financials (17.02%)
    Banks
      Seacoast Banking Corp.......................        27,456                476,362

    Diversified Financials
      American Express Co.........................        29,070              1,402,046
      Berkshire Hathaway Inc., Class `B'..........           197                554,555
      CIT Group Inc...............................        18,200                654,290
      Citigroup Inc...............................        11,564                561,316
      Encana Corp.................................        17,000                670,480
      Leucadia National Corp......................        17,880                824,268
                                                                         --------------

                                                                              5,143,317
                                                                         --------------
  Insurance (11.68%)
      American International Group, Inc...........        26,790              1,775,641
      Arch Capital Group Ltd......................        18,000                717,480
      HCC Insurance Holding, Inc..................        32,550              1,035,090
                                                                         --------------

                                                                              3,528,211
                                                                         --------------

         Total common stocks......................                           27,725,583
                                                                         --------------









  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2003


                                                       Principal
                                                       Amount or                Fair
                                                         Shares                 Value
                                                     ----------------     ----------------
U.S. government obligations (1.42%) (a)
  Fixed income
    U.S. government and agency bonds
      United States Treasury Note DD 11/15/98
      4.750% due 11/15/08..........................      400,000                428,250
                                                                         --------------

        Total - 93.20% (cost $14,922,819)..........                      $   28,153,833
                                                                         ==============

__________________
(a) Percentage of net assets on the statement of assets and liabilities.





















  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 2003


Investment income
  Dividends................................................   $      301,529
  Interest.................................................           19,000
                                                              --------------
    Total income...........................................          320,529
                                                              --------------

Expenses
  Investment advisory fees.................................          165,233
  Professional fees
    Legal..................................................           38,081
    Accounting.............................................           60,616
  Directors' fees..........................................            9,000
  Banking and custodial fees...............................           13,493
  Filing fees..............................................              100
  Errors and omissions insurance...........................           20,890
                                                              --------------
    Total expenses.........................................          307,413

  Fees waived                                                        (70,097)
                                                              --------------
    Net expenses                                                     237,316
                                                              --------------

    Net investment income..................................           83,213
                                                              --------------

Realized and unrealized gain from investments
  Net realized gain from investments.......................          227,747
  Net change in unrealized appreciation on investments.....        5,341,640
                                                              --------------

    Net realized and unrealized gain from investments......        5,569,387
                                                              --------------

Net increase in net assets resulting from operations.......   $    5,652,600
                                                              ==============









  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                      STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 2003 AND 2002


                                                                                   2003                  2002
                                                                             ----------------      ----------------
Increase (decrease) in net assets from operations
  Investment income - net.............................................       $         83,213      $         63,814
  Net realized gain (loss) from investments...........................                227,747              (335,331)
  Net change in unrealized appreciation (depreciation) on investments.              5,341,640            (5,827,200)
                                                                             ----------------      ----------------

    Net increase (decrease) in net assets resulting from operations...              5,652,600            (6,098,717)

Unit share transactions, net..........................................              1,124,933               165,823
                                                                             ----------------      ----------------

Total increase (decrease).............................................              6,777,533            (5,932,894)

Net assets - beginning of year........................................             23,432,851            29,365,745
                                                                             ----------------      ----------------
8
Net assets - end of year..............................................       $     30,210,384      $     23,432,851
                                                                             ================      ================




















  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING
              POLICIES

         Nature of Business
         ------------------

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation
         ------------------

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Repurchase Offers
         -----------------

         The Partnership has adopted a fundamental policy pursuant to which each fiscal quarter, the Partnership will offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

         The repurchase offers for the year ended December 31, 2003 were as follows:

     Date of                  Repurchase                            Amount
Repurchase Offer             Offer Amount            Units         Tendered        Month Paid
----------------           ------------------     -----------   --------------  ----------------
November 26, 2002            Up to 25% of           34,376        $  277,590      January 2003
                           outstanding units
February 24, 2003            Up to 25% of           79,066           600,554       April 2003
                           outstanding units
May 23, 2003                 Up to 25% of           26,124           224,929       July 2003
                           outstanding units
August 25, 2003              Up to 25% of           77,702           688,743      October 2003
                           outstanding units
November 25, 2003            Up to 25% of          219,314         2,182,243      January 2004
                           outstanding units

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING
         POLICIES (CONTINUED)

         Cash Equivalents
         ----------------

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At December 31, 2003 and throughout the year, the Partnership maintained balances in excess of federally insured limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes
         ------------

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

         Use of Estimates
         ----------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other
         -----

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 2 - INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities (excluding U.S. government obligations) were $3,641,761 and $3,098,505, respectively.

         The U.S. federal income tax basis of the Partnership's investments at December 31, 2003 was $14,922,819 and net unrealized appreciation for U.S. federal income tax purposes was $13,231,014.


NOTE 3 - UNIT SHARE TRANSACTIONS

         As of December 31, 2003 and 2002, there were 3,036,127 and 2,908,616 units outstanding, respectively. Transactions in units were as follows:


                                    Unit Shares                       Amount
                         -----------------------------   -------------------------------
                               2003           2002              2003            2002
                         ---------------  ------------   ----------------  -------------
Units/Amount Sold              344,779         303,312      $2,916,749       $2,944,164

Units/Amount
  Repurchased                  217,268         283,653       1,791,816        2,778,341
                           -----------     -----------      ----------       ----------

  Net increase                 127,511          19,659      $1,124,933       $  165,823
                           ===========     ===========      ==========       ==========

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH
         AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in average daily net assets, 0.75% on the second $5,000,000 in average daily net assets, and 0.50% in average daily net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser. Investment advisory fees charged to operations for the year ended December 31, 2003 were $95,136. Included in accrued liabilities in the statement of assets and liabilities at December 31, 2003 are investment advisory fees payable of $95,136.

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS



NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH
         AFFILIATE (CONTINUED)

         The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. During the year ended December 31, 2003, the investment adviser voluntarily waived $70,097.

NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the year ended December 31, 2003 were $9,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                            BMO PARTNERS FUND, L.P.

                             FINANCIAL HIGHLIGHTS

                                                                          Year Ended December 31,
                                                  ------------------------------------------------------------------------
                                                     2003            2002            2001           2000*          1999**
                                                  ---------       ---------       ---------       ---------      ---------
Per Unit Share Operating Performance
(For a unit share outstanding throughout
  the period):

  Net asset value, beginning of period......      $    8.06       $   10.16       $   10.71       $   10.00       $    -
                                                  ---------       ---------       ---------       ---------       ------

Income (loss) from investment operations:
  Net investment income.....................           0.02            0.02            0.04            0.01            -
  Net realized and unrealized gain (loss)
    on investment transactions..............           1.87           (2.12)          (0.59)           0.70            -
                                                  ---------       ---------       ---------       ---------       ------

    Total income (loss) from investment
      operations............................           1.89           (2.10)          (0.55)           0.71            -
                                                  ---------       ---------       ---------       ---------       ------

Net asset value, end of period..............      $    9.95       $    8.06       $   10.16       $   10.71       $    -
                                                  =========       =========       =========       =========       ======

Total return................................          23.45%         (20.67)%         (5.14)%          7.10%           -









  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.

                             FINANCIAL HIGHLIGHTS
                                  (CONTINUED)

                                                                            Year Ended December 31,
                                    ---------------------------------------------------------------------------------------------
                                          2003                  2002               2001               2000*              1999**
                                    -----------------    -----------------   ----------------  --------------   -----------------
Supplemental Data:
  Net assets, end of period......   $  30,210,384        $  23,432,851       $  29,365,745     $  31,644,252     $  31,383,636

  Ratio to average net assets:
    Expenses.....................            0.88%***             0.91%***            0.67%***          0.99%             0.81%
    Net investment income........            0.31%***             0.24%***            0.36%***          0.08%             0.52%
  Portfolio turnover rate........           12.11%               10.89%               7.62%            27.19%            15.91%


________________

* Period from May 9, 2000 (inception) to December 31, 2000.

** Per unit share operating performance is not presented for the year 1999 due to the conversion of partners' contributions into investment units in 2000.
The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

*** Such percentages are after advisory fee waivers. The advisor voluntarily waived a portion of its advisory fee (equal to .27%, .26% and .16% of average net assets) in 2003, 2002 and 2001, respectively.





  The accompanying notes are an integral part of these financial statements.

                                Fund Management
         The business and affairs of the Fund are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                    Number of
                                                                                  Portfolios in
                                                                                   Fund Complex
                                                                 Principal         Overseen by            Other
                                           Term of Office      Occupation(s)         Director         Trusteeships/
 Name, Address and    Position(s) Held     and Length of       During Past 5      (Including the      Directorships
        Age             with the Fund      Time Served[1]         Years              Fund)          Held by Director
--------------------- ------------------ ------------------- ------------------ ------------------- -------------------
                                               DISINTERESTED DIRECTORS

John D. Twiname       Director and       Since 1999          Minister                   1                  None
307 East 60th Street  Member of Audit
New York, NY          Committee
10022-1505
Age:  72

Margaret Ann Johnson  Director and       Since 1999          Housewife                  1                  None
149 East 73rd Street  Member of Audit
New York, NY  10021   Committee
Age:  57

                                                INTERESTED DIRECTORS

John C. Beck[2]       Chairman of the    Since 1999          Consultant,                1               Chubb Inc.
126 Hook Road         Board of                               Beck, Mack &
Bedford, NY  10506    Directors,                             Oliver LLC
Age:  71              President and
                      Chief Executive
                      Officer

                                          OFFICER(S) WHO ARE NOT DIRECTORS

Dan I. Abrams         Treasurer and      Since 1999          Member, Beck,             N/A                 N/A
10 Westfield Circle   Chief Financial                        Mack & Oliver LLC
White Plains, NY      Officer
10605
Age:  64

Walter K. Giles       Vice President     Since 2000          Member, Beck,             N/A                 N/A
12 Berkeley Place     and Secretary                          Mack & Oliver LLC
Montclair, NJ
07042
Age:  43

Jonathan D. Gross     Vice President     Since 2001          Member, Beck,             N/A                 N/A
38 Shingle House                                             Mack & Oliver LLC
Road
Millwood, NY 10546
Age:  47

__________________
[1]  Each Director and Officer serves for an indefinite term, until his/her successor is duly elected and qualified.

[2] Mr. Beck is deemed to be an "interested person" of the Fund as the term is defined in the Investment Company Act of 1940, as amended, as a result of his position with Beck, Mack & Oliver LLC.

Item 2.  Code of Ethics.

(a) On February 25, 2004, the registrant adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics for Chief Executive and Senior Financial Officers is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors has determined that it has one audit committee financial expert serving on its audit committee, which Director is an "independent" Director: John D. Twiname. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate audit fees billed by the registrant's principal accountant to the registrant were $16,289 for the fiscal year ended December 31, 2002 and $16,000 (estimated) for the fiscal year ended December 31, 2003.

(b) Audit-Related Fees. The aggregate audit-related fees billed by the registrant's principal accountant to the registrant were $0 for the fiscal year ended December 31, 2002 and $0 for the fiscal year ended December 31, 2003.

(c) Tax Fees. The aggregate tax fees billed by the registrant's principal accountant to the registrant were $16,280 for the fiscal year ended December 31, 2002 and $14,000 (estimated) for the fiscal year ended December 31, 2003. These fees were billed in connection with the preparation of partnership tax returns and other miscellaneous tax services.

(d) All Other Fees. For the fiscal year ended December 31, 2002, the aggregate fees billed by the registrant's principal accountant to the registrant's investment adviser for services provided by the principal accountant were $20,576. These fees were billed in connection with the compilation of financial statements for the fiscal three-month periods ended March 31, 2002, June 30, 2002 and September 30, 2002. For the fiscal year ended December 31, 2003, the estimated aggregate fees billed by the registrant's principal accountant to the registrant's investment adviser for services provided by the principal accountant were $19,348. These fees were billed in connection with the compilation of financial statements for the fiscal three-month periods ended March 31, 2003, June 30, 2003 and September 30, 2003.

(e)(1) Before the registrant's principal accountant is engaged to render audit or non-audit services to the registrant and non-audit services to the registrant's investment adviser and its affiliates, each engagement is approved by the registrant's audit committee.

(e)(2) None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for services rendered to the registrant and the registrant's investment adviser were $36,856 for the fiscal year ended December 31, 2002 and $33,348 (estimated) for the fiscal year ended December 31, 2003.

(h) This item was not applicable for the fiscal year ended December 31, 2003 since no such non-pre-approved services were rendered. This item was not applicable for the fiscal year ended and December 31, 2002 since this portion of the rule was not effective until 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant's Proxy Voting Policies and Procedures are attached as an Exhibit hereto.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this

     Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1) Code of Ethics for Chief Executive and Senior Financial Officers of BMO Partners Fund, L.P.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Not applicable.

(c) Proxy Voting Policies and Procedures.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       BMO Partners Fund, L.P.

By:               /s/ John C. Beck
                  -------------------------------------
                  John C. Beck
                  President and Chief Executive Officer
                  (principal executive officer)

By:               /s/ Dan I. Abrams
                  -------------------------------------
                  Dan I. Abrams
                  Treasurer and Chief Financial Officer
                  (principal financial officer)

Date:             March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:               /s/ John C. Beck
                  -------------------------------------
                  John C. Beck
                  President and Chief Executive Officer
                  (principal executive officer)

By:               /s/ Dan I. Abrams
                  -------------------------------------
                  Dan I. Abrams
                  Treasurer and Chief Financial Officer
                  (principal financial officer)

Date:             March 8, 2004